PACHOLDER HIGH YIELD FUND, INC.

Dear Stockholders:

The Pacholder High Yield Fund, Inc. (the “Fund”) had reasonable performance in a very volatile third quarter. For the quarter ended September 30, 2005, the Fund returned +1.00% on a NAV return basis (i.e., net of expenses, including preferred stock dividends, and the effect of the Fund’s leveraged capital structure), and the Fund’s portfolio (gross of leverage and expenses) returned +1.28%. The Fund’s return on a NAV return basis underperformed by 23 basis points the average total return of all closed-end high yield funds of +1.23%, as reported by Morningstar, and outperformed by 16 basis points the +0.84% return of the CS First Boston High Yield Index, Developed Countries Only (the “Index”).

For the nine months ended September 30, 2005 the Fund’s return on a NAV return basis was +1.29%, and the Fund’s portfolio returned +2.73%. The NAV return is slightly behind the average total return of all closed-end high yield funds of +1.43%, as reported by Morningstar, and the Fund’s portfolio return compares favorably to the +1.48% return of the Index.

Overview of the Third Quarter

During the third quarter the high yield market performance was volatile and increasingly negative. The Index posted a positive return of +1.38% in July, followed by slightly below coupon return of 0.51% in August and a negative return of -1.04% in September. During the third quarter, B-rated securities showed the best results in the high yield market, followed by CCC and then BB-rated securities. In late August and September hurricanes Katrina and Rita caused a spike in energy prices and intensified concerns about the effects of high energy prices on the economy. The pullback in the high yield market continued in October as Treasury rates continued to rise and the equity markets generated negative results for the month. Through the first ten days of November the negative momentum in high yield market has subsided.

Although the default rate edged up slightly in the third quarter, the outlook for low default rates continues in the near term. The trailing twelve-month default rate for below investment grade issuers, as measured by Moody’s Investor Services, rose from 1.8% in July 2005 to 2.0% in September. As recently as March 2005 Moody’s was projecting the twelve-month default rate to be 2.80% by December 2005, but Moody’s has now revised its December 2005 projected twelve-month default rate to hold steady at 2.0% and expects defaults to rise modestly to 3.2% by the end of September 2006. The default rate has declined sharply since 2002 in large part because of the continued economic growth, strong corporate profits, low interest rates and liquidity available in the capital markets.

Most companies are reporting third quarter operating results that have met or exceeded expectations. The credit quality of high yield issuers generally has continued to improve as revenues and cash flows have grown during the current economic expansion and many issuers, including many lower credit quality issuers, have been able to refinance their debt at lower interest rates. However, there are a number of sectors, such as Transportation (Airlines and Auto), Paper and Packaging, that continue to suffer margin pressures due to limited pricing power and increasing costs, particularly for energy and raw materials.

The third quarter showed positive performance across most of the Index’s industry sectors as 17 of 19 sectors posted positive returns. Industry sectors of the high yield market that performed relatively well during the quarter were Metals/Minerals, Energy, Services and Communications – Wireless. Sectors that provided weak relative performance included Aerospace, Consumer Products and Food and Drug. The Fund’s portfolio is well diversified, with investments in 179 issuers in 19 different industries. The Fund’s largest industry sector concentration is in Transportation, which accounted for 8.85% of the portfolio’s long-term market value as of September 30, 2005. We increased our exposure in this sector in a number of investments when the sector came under pressure in the market due to a number of downgrades from investment grade status.

The rising interest rate environment and its impact on the high yield market during the third quarter of 2005 were evident in the Index’s average price, yield, and spread over Treasuries. For the quarter, the average price of the Index dropped 1.03 points from 99.97 to 98.94, its average yield rose 20 basis points from 7.80% to 8.00% and its spread over the comparable Treasury decreased by 28 basis points from 407 to 379 basis points, as Treasury yields rose sharply during the quarter. The ten-year Treasury rate rose 41 basis points during the quarter, from 3.92% to 4.33%.

Investor sentiment with regard to high yield was mixed during the third quarter and deteriorated as the quarter progressed. Open-end high yield mutual funds experienced $2.0 billion of withdrawals during the third quarter.

Third quarter returns for the broad equity indices were very positive. The Russell 2000 returned +4.71%, the S&P 500 returned +3.60%, the NASDAQ Composite returned +4.78, and the Dow returned +3.44%. Positive momentum in equity markets generally is positive for high yield because a positive equity market can provide issuers with more financial flexibility and tends to reflect higher values for business assets to support leveraged capital structures.

PACHOLDER HIGH YIELD FUND, INC.

Portfolio Strategy and Outlook

The Fund’s theme for investing during the third quarter of 2005 continued to be individual security selection with a strategy toward upgrading the overall credit quality of the portfolio while maintaining a competitive yield. The sell discipline was directed toward underperforming credits and securities that were fully valued and presented little upside potential, particularly if the issuer had a weaker credit profile. Because the strength and duration of the economic expansion and the current market correction is not known, we will change the composition of the portfolio gradually over time, predicated on bottom-up fundamental analysis of the opportunities available in the market.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

William J. Morgan

President

November 9, 2005

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders

September 30, 2005 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CORPORATE DEBT SECURITIES — 146.7%
AEROSPACE — 5.8%
American Airlines, Inc., Pass Thru Cert, 9.71%, 1/2/07	$ 383	$ 370,078	0.3%
American Airlines, Inc., Collateral Trust Notes, 10.18%, 1/2/13	300	217,365	0.2
American Airlines, Inc., Pass Thru Cert, 7.379%, 5/23/16	1,052	745,779	0.6
American Airlines, Inc., Pass Thru Cert, 7.8%, 10/1/06	1,000	957,397	0.8
American Airlines, Inc., Sec’d 7.25%, 2/5/09	500	490,000	0.4
Continental Airlines, Inc., Pass Thru Cert, 9.798%, 4/1/21	1,000	1,010,000	0.9
Continental Airlines, Inc., Bank Debt, 5.562%, 12/31/06[9]	227	204,545	0.2
Continental Airlines, Inc., FRN, Sec’d, 11.261%, 12/6/07	750	756,563	0.7
Northwest Airlines Corp., Bank Debt, 10.25%, 10/1/10	1,000	1,012,500	0.9
Wyle Laboratories, Inc., 1st Lien Bank Debt, 6.47%, 2/4/11	499	503,737	0.4
Wyle Laboratories, Inc., 2nd Lien Bank Debt, 10.21%, 8/4/11	500	505,000	0.4

		6,772,964	5.8
CHEMICALS — 8.6%
Basell Term Loan B, Bank Debt, 6.42%, 9/30/13	500	509,375	0.4
Basell Term Loan C, Bank Debt, 6.92%, 9/30/14	500	509,375	0.4
BCP Caylux Holdings, Sr Sub Nt, 9.625%, 6/15/14[6]	132	146,850	0.1
Crompton Corp., Sr Nt, 9.875%, 8/1/12	500	569,375	0.5
Crystal US Holdings/US Sub, Sr Disc Nt, 10.5%, 10/1/14[7]	325	227,500	0.2
Equistar Chemicals, Sr Nt, 10.625%, 5/1/11	1,000	1,090,000	0.9
Huntsman Advanced Materials, Nt, 11%, 7/15/10	200	224,000	0.2
Koppers Industry, Inc., Sec’d Nt, 9.875%, 10/15/13	175	193,375	0.2
Lyondell Chemical Co., Co Guar, 10.5%, 6/1/13[6]	1,000	1,130,000	1.0

Description	Par (000)	Value	Percent of Net Assets*
CHEMICALS (continued)
OM Group, Sr Sub Nt, 9.25%, 12/15/11	$ 1,200	$ 1,221,000	1.1
Polyone Corp., Sr Nt, 10.625%, 5/15/10	1,700	1,751,000	1.5
Terra Capital, Inc., Sr Nt, 12.875%, 10/15/08	1,025	1,209,500	1.0
Terra Capital, Inc., Sr Nt, 11.5%, 6/1/10	412	471,740	0.4
United Agri Products, Sr Disc Nt, 10.74%, 7/15/12[7]	1,000	850,000	0.7

		10,103,090	8.6
CONSUMER PRODUCTS — 5.1%
Ames True Temper Inc., FRN, Nt, 7.599%, 1/15/12	600	558,000	0.5
GSC Holdings Corp., FRN, Co Guar, 7.875%, 10/1/11[2]	300	300,375	0.3
GSC Holdings Corp., Co Guar, 8%, 10/1/12[2]	300	298,500	0.3
General Nutrition Center, Sr Sub Nt, 8.5%, 12/1/10	125	106,562	0.1
General Nutrition Center, Sr Nt, 8.625, 1/15/11	250	240,000	0.2
IKON Office Solutions, Sr Nt, 7.75%, 9/15/15[2]	500	491,250	0.4
Intcomex, Inc., Sec’d Nt, 11.75%, 1/15/11[2]	750	746,250	0.6
Levi Straus and Co., FRN, Sr Nt, 8.254%, 4/1/12	500	498,750	0.4
Levi Straus and Co., Sr Nt, 12.25%, 12/15/12	900	994,500	0.9
Rafealla Apparel Group, Sr Nt, 11.25%, 6/15/11[2]	1,250	1,218,750	1.0
Westpoint Stevens, Inc., Bank Debt, 9.25%, 11/30/04[4]	658	493,454	0.4
Westpoint Stevens, Inc., Sr Nt, 7.875%, 6/15/05[1,4]	1,000	100	0.0

		5,946,491	5.1
ENERGY — 5.9%
Chart Industries, Inc., Sr Sub Nt, 9.125%, 10/15/15[2]	1,400	1,400,000	1.2
El Paso Corp., Sr Nt, 7.875%, 6/15/12[6]	1,250	1,293,750	1.1
Petrobas Int’l Finance, Nt, 7.75%, 9/15/14	1,000	1,082,500	0.9

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2005 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
ENERGY (continued)
Secunda Int’l, Ltd., FRN, Sec’d, 11.599%, 9/1/12	$ 1,500	$ 1,582,500	1.4%
Transmontaigne, Inc., Sr Sub Nt, 9.125%, 6/1/10	1,400	1,470,000	1.3

		6,828,750	5.9
FINANCE — 5.5%
Advanta Capital Trust, Co Guar, 8.99%, 12/17/26	600	606,000	0.5
Crum & Forster Holding, Inc., Sr Nt, 10.375%, 6/15/13	1,250	1,365,625	1.2
E*Trade Financial Corp., Nt, 8%, 6/15/11[2]	350	361,375	0.3
Fairfax Financial, Nt, Add-on 7.75%, 4/26/12	500	480,000	0.4
General Motors Acceptance Corp., Nt, 7.75%, 1/19/10	1,000	969,306	0.8
Providian Capital I, Bank Guar, 9.525%, 2/1/27[2]	1,250	1,362,500	1.2
Thornburg Mortgage, Sr Nt, 8%, 5/15/13	1,250	1,237,500	1.1

		6,382,306	5.5
FOOD & DRUG — 1.1%
Duane Reade, Inc., FRN, Sr Nt, 8.37%, 12/15/10[2]	500	477,500	0.4
Southern States Coop, Inc., Sr Nt, 10.5%, 10/15/10[2]	750	787,500	0.7

		1,265,000	1.1
FOOD & TOBACCO — 8.6%
Alliance One, Nt, 11%, 5/15/12[2]	1,800	1,705,500	1.5
Apple South, Inc., Sr Nt, 9.75%, 6/1/06[1,4]	1,500	135,000	0.1
Avado Brands, Inc., Sr Sub Nt, 11.75%, 6/15/09[1,3,4]	500	0	0.0
Chiquita Brands Int’l, Inc., Sr Nt, 8.875%, 12/1/15[2]	500	495,000	0.4
Cosan SA Industria, Sr Nt, 9%, 11/1/09[2]	300	318,000	0.3
Gold Kist, Inc., Sr Nt, 10.25%, 3/15/14	487	550,310	0.5
Golden State Foods, Sr Sub Nt, 9.24%, 1/10/12[8,9]	1,250	1,229,687	1.1
Land O Lakes, Inc., Sr Nt, 8.75%, 11/15/11	1,000	1,047,500	0.9

Description	Par (000)	Value	Percent of Net Assets*
FOOD & TOBACCO (continued)
National Beef Packaging, Sr Nt, 10.5%, 8/1/11	$ 1,000	$ 1,037,500	0.9%
National Wine & Spirits, Inc., Sr Nt, 10.125%, 1/15/09	1,750	1,767,500	1.5
North Atlantic Trading, Sr Nt, 9.25%, 3/1/12	500	375,000	0.3
Sbarro, Inc., Sr Nt, 11%, 9/15/09[6]	1,000	995,000	0.9
Swift and Co., Sr Sub Nt, 12.5%, 1/1/10	250	272,500	0.2

		9,928,497	8.6
FOREST PRODUCTS & CONTAINERS — 12.0%
Abitibi-Consolidated Inc., Sr Nt, 8.375%, 4/1/15	2,250	2,210,625	1.9
Ainsworth Lumber, Sr Nt, 6.75%, 3/15/14	1,000	900,000	0.8
Ainsworth Lumber, Co Guar, 7.25%, 10/1/12	1,000	940,000	0.8
Anchor Glass Container, Sr Sec’d Nt, 11%, 2/15/13[1,4,6]	750	480,000	0.4
Bowater, Inc., Sr Nt, 6.5%, 6/15/13[6]	500	466,250	0.4
Buckeye Cellulose Corp., Sr Sub Nt, 9.25%, 9/15/08	1,145	1,145,000	1.0
Constar International, FRN, Nt, 7.165%, 2/15/12[2]	550	510,125	0.4
Constar International, Sr Sub Nt, 11%, 12/1/12[6]	1,700	1,071,000	0.9
Crown Cork & Seal, Sr Sec’d Nt, 10.875%, 3/1/13	500	580,000	0.5
Graphic Packaging Corp., Sr Sub Nt, 9.5%, 8/15/13	72	67,680	0.1
Jefferson Smurfit Corp., Sr Unsec’d Nt, 8.25%, 10/1/12	500	470,000	0.4
Norske Skog, Sr Nt, 8.625%, 6/15/11	1,500	1,507,500	1.3
Portola Packaging Inc., Sr Nt, 8.25%, 2/1/12[6]	2,825	1,977,500	1.7
Stone Container, Sr Nt, 9.75%, 2/1/11	500	507,500	0.4
Tembec Industries, Sr Unsec’d Nt, 8.625%, 6/30/09	750	510,000	0.4
Tembec Industries, Sr Nt, 8.5%, 2/1/11	1,025	668,813	0.6

		14,011,993	12.0

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2005 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
GAMING & LEISURE — 3.1%
Bally Total Fitness Holding Corp., Sr Sub Nt, 9.875%, 10/15/07[6]	$ 430	$ 388,075	0.3%
True Temper Sports, Inc., Sr Sub Nt, 8.375%, 9/15/11	1,050	976,500	0.8
Trump Entertainment, Sec’d Nt, 8.5%, 6/1/15	750	723,750	0.6
Wynn Las Vegas LLC, Mtg, 6.625%, 12/1/14	1,750	1,673,438	1.4

		3,761,763	3.1
HEALTH CARE — 10.0%
Ameripath, Inc., Sr Sub Nt, 10.5%, 4/1/13	1,000	1,040,000	0.9
CDRV Investors, Inc., Sr Disc Nt, 9.75%, 1/1/15[7]	350	199,500	0.2
Hanger Orthopedic, Co Guar, 10.375%, 2/15/09	335	342,538	0.3
Healthsouth Corp., Sr Nt, 8.5%, 2/1/08	750	731,250	0.6
Healthsouth Corp., Sr Nt, 8.375%, 10/1/11[6]	1,425	1,357,312	1.2
Lifecare Holdings, Inc., Sr Sub Nt, 9.25%, 8/15/13[2]	1,200	1,032,000	0.9
NDCHealth Corp., Sr Sub Nt, 10.5%, 12/1/12	425	486,625	0.4
Psychiatric Solutions, Sr Sub Nt, 10.625%, 6/15/13	333	379,620	0.3
Psychiatric Solutions, Sr Sub Nt, 7.75%, 7/15/15[2]	250	258,125	0.2
Tenet Healthcare Corp., Sr Nt, 9.25%, 2/1/15[2]	250	252,500	0.2
Tenet Healthcare Corp., Sr Nt, 9.875%, 7/1/14	1,250	1,306,250	1.1
US Oncology Inc, Co Guar, 10.75%, 8/15/14	575	644,000	0.6
US Oncology Inc, FRN, Sr Nt, 9.264%, 3/15/15[2]	1,500	1,477,500	1.3
Vanguard Health Holdings II, Sr Sub Nt, 9%, 10/1/14	1,400	1,491,000	1.3
Vanguard Health Holdings I, Sr Disc Nt, 10.43%, 10/1/15[7]	750	543,750	0.5

		11,541,970	10.0

Description	Par (000)	Value	Percent of Net Assets*
HOUSING — 4.6%
Fedders NA, Sr Nt, 9.875%, 3/1/14	$ 1,250	$ 931,250	0.8%
Goodman Global Holdings, FRN, Sr Nt, 6.41%, 6/15/12[2]	1,500	1,466,250	1.3
Interface, Inc., Sr Nt, 10.375%, 2/1/10	500	540,000	0.5
Interface, Inc., Sr Sub Nt, 9.5%, 2/1/14[6]	1,035	1,035,000	0.9
RMCC Acquisition Co., Sr Sub Notes, 9.50%, 11/1/12[2]	1,250	1,262,500	1.1

		5,235,000	4.6
INFORMATION TECHNOLOGY — 6.5%
Activant Solutions, FRN, Sr Nt, 9.504%, 4/1/10[2]	400	408,000	0.4
Activant Solutions, Sr Nt, 10.5%, 6/15/11	200	209,000	0.2
Advanced Micro Devices, Sr Nt, 7.75%, 11/1/12	500	512,500	0.4
Amkor Technology, Inc., Sr Nt, 7.125%, 5/15/11[6]	400	345,000	0.3
Magnachip Semiconductor, FRN, Sec’d Nt, 7.12%, 12/15/11	1,000	990,000	0.9
Magnachip Semiconductor, Sec’d Nt, 6.875%, 12/15/11	750	720,000	0.6
Smart Modular Tech, FRN, Sr Nt, 9.004%, 4/1/12[2]	650	663,000	0.6
Stratus Technologies, Inc., Sr Nt, 10.375%, 12/1/08	1,025	1,035,250	0.9
Sungard Data Systems, Inc., Sr Unsec’d Nt, 9.125%, 8/15/13[2]	400	414,500	0.4
Unisys Corp., Sr Nt, 8%, 10/15/12	500	491,250	0.4
Unisys Corp., Sr Nt, 8.5%, 10/15/15	500	496,250	0.4
Viasystems, Sr Sub Nt, 10.5%, 1/15/11	1,150	1,129,875	1.0

		7,414,625	6.5
MANUFACTURING — 5.6%
Case New Holland, Inc., Sr Nt, 9.25%, 8/1/11	500	528,750	0.5
Eagle-Picher, Inc., Sr Nt, 9.75%, 9/1/13[1,4,6]	1,250	925,000	0.8
Gardner Denver, Sr Sub Nt, 8%, 5/1/13[2]	500	520,625	0.4
Invensys PLC, Sr Nt, 9.875%, 3/15/11[2]	1,000	993,750	0.9
Milacron Escrow Corp., Sec’d Nt, 11.5%, 5/15/11	1,750	1,715,000	1.5

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2005 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MANUFACTURING (continued)
Polypore, Inc., Sr Sub Nt, 8.75%, 5/15/12	$ 1,685	$ 1,482,800	1.3%
Thermadyne Holdings Corp., Sr Sub Nt, 9.25%, 2/1/14	200	183,000	0.2

		6,348,925	5.6
MEDIA & TELECOM: BROADCASTING — 0.9%
Fisher Communications, Inc, Sr Nt, 8.625%, 9/15/14	300	320,250	0.3
LBI Media, Inc., Sr Disc Nt, 11%, 10/15/13[7]	625	471,094	0.4
Nexstar Fin Hldg LLC, Inc., Sr Disc Nt, 11.36%, 4/1/13[7]	250	185,000	0.2

		976,344	0.9
MEDIA & TELECOM: CABLE — 7.9%
Adelphia Communications, Corp., Sr Nt, 9.375%, 11/15/09[1,4,6]	1,500	1,147,500	1.0
Adelphia Communications, Corp., Sr Nt, 8.125%, 7/15/03[1,4,6]	750	558,750	0.5
Adelphia Communications, Corp., Sr Nt, 6%, 2/15/06[1,4]	125	5,469	0.0
CCH I LLC, Sec’d Nt, 11%, 10/1/15[2]	2,106	2,053,533	1.8
Insight Communications, Inc., Sr Disc Nt, 12.52%, 2/15/11[7]	1,000	1,020,000	0.9
Insight Midwest, Sr Nt, 10.5%, 11/1/10	1,050	1,102,500	0.9
Mediacom LLC/Capital Corp., Sr Nt , 9.50%, 1/15/13[6]	1,800	1,786,500	1.5
Panamsat Corp., Sr Nt, 9%, 8/15/14	649	684,695	0.6
Videotron Ltee, Sr Unsec’d Nt, 6.375%, 12/15/15[2]	500	496,250	0.4
Zeus Special Sub Ltd., Disc Nt, 9.25%, 2/1/15[2,7]	600	396,000	0.3

		9,251,197	7.9
MEDIA & TELECOM: FIXED COMMUNICATIONS — 8.8%
Alaska Comm Sys Hldgs, Inc., Co Guar, 9.875%, 8/15/11	610	666,425	0.6
Hawaiian Telecomm Communications, Sr Nt, 9.75%, 5/1/13[2]	1,000	1,020,000	0.9
Intelsat Bermuda Ltd., Sr Nt, 8.25%, 1/15/13[2]	500	503,125	0.4
MCI Communications, Sr Nt, 6.688%, 5/1/09	1,000	1,037,500	0.9
Mastec, Inc., Sr Sub Nt, 7.75%, 2/1/08[6]	780	780,000	0.7

Description	Par (000)	Value	Percent of Net Assets*
MEDIA & TELECOM: FIXED COMMUNICATIONS (continued)
Ntelos, Inc., 2nd Lien Bank Debt, 8.33%, 2/24/11	$ 500	$ 505,625	0.4%
Primus Telecomm Group, Bank Debt, 10.67%, 2/18/11	995	925,350	0.8
Qwest Communications, FRN, Sr Nt, 7.290%, 2/15/09	1,001	988,487	0.9
Qwest Communications, Sr Nt, 7.875%, 9/1/11	100	104,250	0.1
Qwest Communications, Sr Nt, 7.625%, 6/15/15[2]	250	255,313	0.2
Qwest Communications, FRN, Sr Nt, 7.12%, 6/15/13[2]	1,000	1,040,000	0.9
Time Warner Communications, Sr Nt, 9.75%, 7/15/08[6]	1,000	1,012,500	0.9
Time Warner Communications, Sr Nt, 9.25%, 2/15/14[6]	1,250	1,265,625	1.1

		10,104,200	8.8
MEDIA & TELECOM: WIRELESS COMMUNICATIONS — 3.1%
ACC Escrow Corp., Sr Nt, 10%, 8/1/11	1,000	1,090,000	0.9
Dobson Cellular Systems, FRN, Sec’d Nt, 8.443%, 11/1/11	500	518,125	0.4
Dobson Cellular Systems, Sec’d, 9.875%, 11/1/12	1,000	1,095,000	0.9
Dobson Communications Corp., FRN, Sr Nt, 8.10%, 10/15/12[2]	500	493,125	0.4
Horizon PCS, Inc., Sr Nt, 11.375%, 7/15/12	350	402,500	0.3
Rogers Wireless, Inc., Sec’d Nt, 6.375%, 3/1/14	250	251,250	0.2

		3,850,000	3.1
MEDIA & TELECOM: DIVERSIFIED — 6.8%
Cinemark USA, Inc., Sr Sub Nt, 9%, 2/1/13	500	516,250	0.4
IMAX Corp., Sr Nt, 9.625%, 12/1/10	2,100	2,247,000	1.9
Mail-Well I Corp., Sr Sub Nt, 7.875%, 12/1/13	2,000	1,930,000	1.7
Phoenix Color Corp., Sr Sub Nt, 10.375%, 2/1/09	1,730	1,591,600	1.4
Primedia, Inc., Sr Nt, 8.875%, 5/15/11	425	445,188	0.4
Six Flags, Inc., Sr Nt, 9.75%, 4/15/13	400	394,000	0.3
Universal City Development, Sr Nt, 11.75%, 4/1/10	750	847,500	0.7

		7,971,538	6.8

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2005 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
METALS & MINERALS — 3.7%
AK Steel Corp., Co Guar, 7.875%, 2/15/09[6]	$ 1,505	$ 1,459,850	1.3%
Chaparral Steel Co., Sr Nt, 10%, 7/15/13[2]	600	633,000	0.5
International Steel Group, Sr Nt, 6.5%, 4/15/14	500	495,000	0.4
Neenah Corp., Sr Sub Nt, 11%, 9/30/10[2]	200	221,000	0.2
Oglebay Norton Co. Term Loan B, Bank Debt, 10.86%, 1/31/10	1,000	1,025,000	0.9
US Steel, LLC, Sr Nt, 9.75%, 5/15/10	200	219,500	0.2
Wolverine Tube, Sr Nt, 10.5%, 4/1/09[6]	190	180,025	0.2

		4,233,375	3.7
RETAIL — 4.2%
Broder Bros. Co., Sr Nt, 11.25%, 10/15/10	1,000	990,000	0.9
Brown Shoe Company, Inc., Sr Unsec’d Nt, 8.375%, 5/1/12	750	791,250	0.7
Gregg Appliances Inc., Sr Nt, 9.0%, 2/1/13[2]	1,950	1,833,000	1.6
Tom’s Foods, Inc., Sr Nt, 10.5%, 11/1/04[1,4,9]	1,000	100,000	0.1
Tom’s Foods, Inc., DIP, 10.25%, 12/31/05[3,8,9]	1,000	1,000,000	0.9

		4,714,250	4.2
SERVICES — 6.1%
Allied Waste NA, Co Guar, 9.25%, 9/1/12	1,824	1,974,480	1.7
Ashtead Holdings PLC, Sec’d Nt, 8.625%, 8/1/15[2]	235	247,044	0.2
Knowledge Learning Center, Sr Sub Nt, 7.75%, 2/1/15[2]	500	490,000	0.4
Mac-Gray Corp., Sr Nt, 7.625%, 8/15/15[2]	500	510,000	0.4
Nationsrent, Inc., Sr Sec’d Nt, 9.5%, 10/15/10	500	545,000	0.5
Sac Holdings, Sr Nt, 8.5%, 3/15/14	1,323	1,266,629	1.1
United Rentals, Inc., Sr Sub Nt, 7.75%, 11/15/13[6]	1,400	1,351,000	1.2
Wastequip, Inc., 1st Lien Bank Debt, 6.52%, 8/2/11	250	253,125	0.2

Description	Par (000)	Value	Percent of Net Assets*
SERVICES (continued)
Wastequip, Inc., 2nd Lien Bank Debt, 10.02%, 8/2/12	$ 250	$ 253,125	0.2%
Williams Scotsman, Inc., Sr Nt, 8.5%, 10/1/15[2]	250	253,125	0.2

		7,143,528	6.1
TRANSPORTATION — 13.7%
American Commercial Lines, Sr Nt, 9.50%, 2/15/15	500	540,000	0.5
Asbury Automotive Group, Sr Sub Nt, 8%, 3/15/14	350	332,500	0.3
Autocam Corp., Sr Sub Nt, 10.875%, 6/15/14	1,075	720,250	0.6
CP Ships, Ltd., Sr Sub Nt, 10.375%, 7/15/12	500	567,500	0.5
Delco Remy International, Inc., Sr Sub Nt, 9.375%, 04/15/12	200	112,000	0.1
Delco Remy International, Inc., Sr Sub Nt, 11%, 5/1/09[6]	800	520,000	0.4
Dura Operating Corp., Co Guar, 9%, 5/1/09[6]	625	434,375	0.4
Dura Operating Corp., Co Guar, 8.625%, 4/15/12[6]	750	667,500	0.6
Ford Motor Co., Nt, 7.45%, 7/15/31[6]	2,975	2,320,500	2.0
General Motors Acceptance Corp., Nt, 8%, 11/1/31	900	785,852	0.7
General Motors, Debentures, 8.25%, 7/15/23[6]	2,425	1,885,438	1.6
Goodyear Tire and Rubber, Sr Nt, 9%, 7/1/15[2]	1,350	1,329,750	1.1
Metaldyne Corp., Co Guar, 11%, 6/15/12[6]	1,000	680,000	0.6
Metaldyne Corp., Sr Unsec’d Nt, 10%, 11/1/13[2,6]	750	652,500	0.6
Newcor, Inc., Sr Sub Nt, 6.0%, 1/31/13	1,500	1,200,000	1.0
Quality Distribution, Co Guar, 9%, 11/15/10	500	460,000	0.4
TFM SA DE CV, Sr Nt, 12.5%, 6/15/12	1,100	1,276,000	1.1
TFM SA DE CV, Sr Nt, 9.375%, 5/1/12[2]	900	972,000	0.8
Ultrapetrol (Bahamas) Ltd., 1st Mtg, 9%, 11/24/14	450	414,562	0.4

		15,870,727	13.7

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2005 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
UTILITIES — 9.1%
Calpine Corp., Sr Nt, 8.5%, 5/1/08	$ 2,250	$ 1,344,375	1.2%
Calpine Generating Co., 2nd FRN, Sec’d Nt, 9.443%, 4/1/10	500	505,000	0.4
Calpine Generating Co., 3rd FRN, Sec’d Nt, 12.39%, 4/1/11	1,550	1,472,500	1.3
Edison Mission, Inc., Sr Nt, 9.875%, 4/15/11	2,000	2,370,000	2.0
Midwest Generation LLC, Sec’d Nt, 8.75%, 5/1/34	500	556,875	0.5
Mirant Americas, Sr Nt, 7.40%, 7/15/04[1,2,4]	600	720,000	0.6
Mirant Americas, Sr Nt, 8.3%, 5/1/11[1,4]	250	311,875	0.3
Mirant Americas Generation LLC, Sr Nt, 8.5%, 10/1/21[1,4]	1,000	1,250,000	1.1
Dynegy/NGC Corp., Debentures, 7.125%, 5/15/18	1,750	1,618,750	1.4
Reliant Resources, Inc., Sec’d Nt, 9.5%, 7/15/13	310	342,550	0.3

		10,491,925	9.1

Total Corporate Debt Securities
(amortized cost $172,560,360)		170,148,458	146.7

CORPORATE CONVERTIBLE DEBT SECURITIES — 0.7%
PACKAGING — 0.2%
Indesco International, Inc., Conv, Sr Sub Nt, 10%, 3/15/08[3,9]	291	232,423	0.2

		232,423	0.2
UTILITIES — 0.5%
Mirant Americas, Conv, Sr Nt, 5.75%, 7/15/07[1,4]	500	562,500	0.5

		562,500	0.5
Total Convertible Corporate Debt Securities
(amortized cost $740,929)		794,923	0.7

Total Debt Securities
(amortized cost $173,301,289)		170,943,381	147.4

Description	Shares/ Par (000)	Value	Percent of Net Assets
Preferred Stocks — 3.2%
Glasstech, Inc., Series C, Pfd[1,3,9]	$ 5	$ 0	0.0%
HLI Operating Co., Inc., Series A, Pfd, 8%, 12/31/49[1]	74	2,960	0.0
Kaiser Group Holdings, Inc., Pfd, 7%, 12/31/07	9,345	518,648	0.4
Oglebay Norton Company, Series A, Pfd, 14.8%	189,370	2,840,550	2.5
Spanish Broadcasting Systems, Pfd, 10.75%, 10/15/13	296	316,720	0.3
XO Communications, Inc., Pfd, 13.5% PIK, 6/1/10[1,4]	1,580	16	0.0

Total Preferred Stocks
(cost $4,158,011)		3,678,894	3.2

Common Stocks — 4.1%
Abovenet, Inc., Common Stock[1]	1,702	42,550	0.0
Glasstech, Inc., Class C, Common Stock[1,3,9]	5	0	0.0
Indesco International, Inc., Common Stock[1,3,9]	60,345	36,207	0.0
Kaiser Group Holdings, Inc., Common Stock[1]	54,524	2,129,162	1.8
Lexington Coal Company, Common Stock[1]	25,311	7,340	0.0
Mattress Discounters, Common Stock[1,3,9]	8,329	8,329	0.0
Oglebay Norton Company, Common Stock[1]	32,992	412,400	0.4
Simonds Industries, Inc., Common Stock[1,3,9]	8,236	280,024	0.2
Telewest PLC, Common Stock[1]	85,210	1,955,570	1.7

Total Common Stocks
(cost $9,485,420)		4,871,582	4.1
Warrants — 0.0%
Abovenet, Inc., Warrants, 8/9/08[1,3,9]	584	2,920	0.0
Abovenet, Inc., Warrants, 8/9/10[1,3,9]	687	687	0.0

Total Warrants
(cost $417,200)		3,607	0.0

Total Equity Investments
(cost $14,060,631)		8,554,083	7.3

PACHOLDER HIGH YIELD FUND, INC.

Statement of Net Assets Applicable to Common Stockholders (continued)

September 30, 2005 (Unaudited)

Description	Shares/ Par (000)	Value	Percent of Net Assets
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 22.0%
Credit Suisse First Boston LLC —Repurchase Agreements 4.0575%, dated 9/30/05, matures 10/3/05 repurchase price $3,001,014[5]	$3,000	$3,000,000	2.6%
Lehman Brothers, Inc. — Repurchase Agreements 4.0875%, dated 9/30/05, matures 10/3/05 repurchase price $10,003,406[5]	10,000	10,000,000	8.6
Merrill Lynch Sec/MLPFS — Repurchase Agreements 4.0875%, dated 9/30/05, matures 10/3/05 repurchase price $10,003,406[5]	10,000	10,000,000	8.6
Lehman Brothers, Inc. — Repurchase Agreements 4.0625%, dated 9/30/05, matures 10/3/05 repurchase price $2,536,789[5]	2,536	2,535,930	2.2

Total Investments of Cash Collateral for Securites Loaned
(cost $25,535,930)		25,535,930	22.0

TOTAL INVESTMENTS
(cost $212,897,850)		205,033,394	176.7
Payable Upon Return of Securities Loaned		(25,535,930)	(22.0)
Payable to Advisor		(1,373,526)	(1.2)
Payable to Administrator		(15,397)	0.0
Accounting Fees Payable		(8,122)	0.0
Custody Fees Payable		(2,164)	0.0
Unrealized Appreciation/(Depreciation) on Swap Agreements		258,064	0.2
Other Assets in Excess of Other Liabilities		3,731,140	3.2
Less: Outstanding Preferred Stock (2,640 shares at $25,000 per share) at liquidation value.		(66,000,000)	(56.9)

Net Assets Applicable to Common Stockholders		$116,087,459	100.0

Net Asset Value Per Common Share ($116,087,459/12,911,480)		$8.99

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $33,340,139.
[3]	Board valued security. These securities amounted to $1,560,590.
[4]	Security in default.
[5]	Fully collateralized by non-investment grade corporate bonds with a fair market value of $26,813,157
[6]	All or a portion of the security is on loan. Securities on loan have a fair market value of $24,945,578.
[7]	Step-up bond. Interest rate is effective rate.
[8]	Restricted security. These securites amounted to $2,229,688.
[9]	Security deemed to be illiquid.
PIK	Payment in kind.
FRN	Floating Rate Note. Rate shown is rate in effect at September 30, 2005.
DIP	Debtor in Possession Financing

See accompanying Notes to Financial Statements.

PACHOLDER HIGH YIELD FUND, INC.

Directors and Officers

William J. Morgan President and Director James P. Shanahan, Jr. Secretary James E. Gibson Treasurer David A. Groshoff, Esq. Chief Compliance Officer	John F. Williamson Chairman and Director George D. Woodard Director Daniel A. Grant Director

Investment Objective

A closed-end fund seeking a high level of total return

through current income and capital appreciation by

investing primarily in high-yield, fixed income securities

of domestic companies.

Investment Advisor

Pacholder & Company, LLC

Administrator

JPMorgan Funds Management, Inc.

Custodian

Bank One Trust Company, N.A.

Transfer Agent

Computershare, LLC

Legal Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Executive Offices

Pacholder High Yield Fund, Inc.

8044 Montgomery Road

Suite 555

Cincinnati, Ohio 45236

(513) 985-3200

Please visit our web site, www.phf-hy.com, for information on the Fund’s NAV, share price, news releases, and SEC filings. We created this site to provide stockholders quick and easy access to the timeliest information available regarding the Fund.

This report is for the information of shareholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

PACHOLDER HIGH YIELD FUND, INC.

THIRD QUARTER UPDATE

SEPTEMBER 30, 2005